Stock Plans, Share-Based Payments and Warrants (Summary Of Terms Of Outstanding Warrants (Class D Warrants)) (Details)				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 10, 2011	Dec. 31, 2012 Class D Warrants [Member]	Dec. 31, 2011 Class D Warrants [Member]	Dec. 31, 2012 Class D Warrants - Lambda [Member]	Dec. 31, 2011 Class D Warrants - Lambda [Member]	Dec. 31, 2012 Class D Warrants - Other [Member]	Dec. 31, 2011 Class D Warrants - Other [Member]
Class of Warrant or Right [Line Items]
Outstanding warrants at beginning of year	14,679,971	16,452,368	4,964,854	9,253,772	369,478	8,806,575	359,541	447,197	9,937
Anti-dilution ratcheting provision					16,256,642		15,819,382		437,260
Surrendered - rights' offering					(7,372,348)		(7,372,348)		0
Exercised in 2012				(352,034)		0		(352,034)
Expired in 2012				(95,163)		0		(95,163)
Outstanding warrants at end of year	14,679,971	16,452,368	4,964,854	8,806,575	9,253,772	8,806,575	8,806,575	0	447,197